Shareholder Report, Holdings (Details)	Feb. 28, 2025
Strategic Advisers International Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Strategic Advisers International Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Strategic Advisers International Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Strategic Advisers International Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Strategic Advisers International Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Strategic Advisers International Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Strategic Advisers International Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Strategic Advisers International Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Strategic Advisers International Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Strategic Advisers International Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Strategic Advisers International Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Strategic Advisers International Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Strategic Advisers International Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers International Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers Income Opportunities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Strategic Advisers Income Opportunities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Strategic Advisers Income Opportunities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Strategic Advisers Income Opportunities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Strategic Advisers Income Opportunities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Strategic Advisers Income Opportunities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Strategic Advisers Income Opportunities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Strategic Advisers Income Opportunities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Strategic Advisers Income Opportunities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Strategic Advisers Income Opportunities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Strategic Advisers Income Opportunities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Strategic Advisers Income Opportunities Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Income Opportunities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Strategic Advisers Income Opportunities Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Strategic Advisers Income Opportunities Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Strategic Advisers Income Opportunities Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Strategic Advisers Income Opportunities Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Strategic Advisers Income Opportunities Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Strategic Advisers Income Opportunities Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Strategic Advisers Income Opportunities Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity International Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Strategic Advisers Fidelity International Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Strategic Advisers Fidelity International Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Strategic Advisers Fidelity International Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Strategic Advisers Fidelity International Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Strategic Advisers Fidelity International Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers Fidelity International Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers Fidelity International Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Strategic Advisers Fidelity International Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Strategic Advisers Fidelity International Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Strategic Advisers Fidelity International Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Strategic Advisers Fidelity International Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Strategic Advisers Fidelity International Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity International Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Strategic Advisers Fidelity International Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Emerging Markets Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Strategic Advisers Emerging Markets Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Strategic Advisers Emerging Markets Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Strategic Advisers Emerging Markets Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Strategic Advisers Emerging Markets Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Strategic Advisers Emerging Markets Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Strategic Advisers Emerging Markets Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Strategic Advisers Emerging Markets Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Strategic Advisers Emerging Markets Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Strategic Advisers Emerging Markets Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Strategic Advisers Emerging Markets Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Strategic Advisers Emerging Markets Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Strategic Advisers Emerging Markets Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Emerging Markets Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Strategic Advisers Emerging Markets Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Core Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Strategic Advisers Core Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Strategic Advisers Core Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Strategic Advisers Core Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Strategic Advisers Core Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Strategic Advisers Core Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Strategic Advisers Core Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Strategic Advisers Core Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Strategic Advisers Core Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Strategic Advisers Core Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Strategic Advisers Core Income Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Strategic Advisers Core Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Strategic Advisers Core Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Core Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Strategic Advisers Core Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Core Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Strategic Advisers Core Income Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Core Income Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Strategic Advisers Core Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Strategic Advisers Core Income Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Strategic Advisers Core Income Fund | AAOthersMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%